PENSIONS - Net Periodic Benefit Costs (Details) - Pensions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of net periodic benefit cost:
Service cost	$ 379	$ 369	$ 468
Interest cost	2,042	2,359	2,159
Expected return on plan assets	(946)	(984)	(918)
Recognized actuarial loss	1,195	998	1,415
Net periodic benefit cost	2,670	$ 2,742	$ 3,124
Estimated net loss for defined benefit pension plans to be amortized from accumulated other comprehensive income into net periodic benefit cost in next fiscal year	$ 1,100